Loans Payable - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							9 Months Ended
	Jul. 31, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Nov. 30, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Nov. 30, 2019 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 24, 2022 CNY (¥)	Mar. 24, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Short-term loans								¥ 3,938,938			$ 553,727			¥ 4,117,774
Debt instrument, collateral description								As of December 31, 2021 and September 30, 2022, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB535,432 and RMB525,650 (US$73,895), respectively, or collateralized by restricted cash balances totaling US$5,300 and nil, respectively.	As of December 31, 2021 and September 30, 2022, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB535,432 and RMB525,650 (US$73,895), respectively, or collateralized by restricted cash balances totaling US$5,300 and nil, respectively.
Debt instrument, collateralized restricted cash | $															$ 5,300
Weighted average interest rate								4.61%			4.61%			4.80%	4.80%
Unused line of credit for short-term loans								¥ 1,436,484			$ 201,938			¥ 2,754,099
Unused line of credit for certain commercial bank												¥ 600,000	$ 84,347
Payable of all line of credit facility outstanding amounts due								¥ 150,000	$ 21,087
Line of credit facility, covenant description								One of the Group’s VIEs did not satisfy certain financial covenants for 2021, based on which the commercial bank has the right to suspend the issuance of credit lines, and/or cause all outstanding amounts totaling RMB150,000 (US$21,087) with original maturity dates in 2022 to be due and repayable immediately	One of the Group’s VIEs did not satisfy certain financial covenants for 2021, based on which the commercial bank has the right to suspend the issuance of credit lines, and/or cause all outstanding amounts totaling RMB150,000 (US$21,087) with original maturity dates in 2022 to be due and repayable immediately
Repayment of debt								¥ 3,945,645	$ 554,670	¥ 2,936,250
Proceeds from short-term loans								¥ 3,759,304	$ 528,475	3,965,775
Borrowings from Third-Party Investors | 2019, 2021 July and 2021 November Asset-Backed Debt Securities
Debt Instrument [Line Items]
Accounts Payable Current			¥ 633,938		¥ 231,573		¥ 587,000
Annual interest rate			4.50%		5.50%		5.10%
Debt securities maturity period description								asset-backed debt securities which mature in November 2021, July 2022 and November 2022	asset-backed debt securities which mature in November 2021, July 2022 and November 2022
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs							¥ 500,000
Effective interest rates			8.26%		8.40%		5.97%
Proceeds from short-term loans			¥ 570,000		¥ 200,000
Borrowings from Third-Party Investors | 2019 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Repayment of debt				¥ 470,079		¥ 29,921
Borrowings from Third-Party Investors | 2021 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Repayment of debt	¥ 200,000	$ 28,116
Structured Payable Arrangements
Debt Instrument [Line Items]
Short-term loans								¥ 721,966			101,492			750,067
Accounts Payable Current								1,119,743		¥ 1,315,711	157,411
Building | Short-term Loan
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount								¥ 525,650			$ 73,895			¥ 535,432